Acquisition of Orbital ATK Purchase Price Allocation (Details 2) - USD ($) $ / shares in Units, $ in Millions		11 Months Ended
	Jun. 06, 2018	Jun. 06, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles		$ 220
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other current liabilities		114
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Pension and other post-retirement benefit plan liabilities		56
Business Combination, Provisional, Initial Accounting Incomplete, Adjustments, Other Non-Current Liabilities		53
Business Combination, Provisional, Initial Accounting Incomplete, Adjustments, Other Current Assets		44
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Goodwill		$ 36
Goodwill			$ 18,708	$ 18,672	$ 12,455
Shares of Orbital ATK common stock outstanding as of the Merger date	57,562,152
Cash consideration per share of Orbital ATK common stock	$ 134.50
Total purchase price	$ 7,742
Orbital ATK [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	85
Accounts receivable	596
Unbilled receivables	1,237
Inventoried costs	220
Other current assets	237
Property, plant and equipment	1,509
Goodwill	6,259
Intangible assets	1,525
Other non-current assets	151
Total assets acquired	11,819
Trade accounts payable	(397)
Accrued employee compensation	(158)
Advance payments and billings in excess of costs incurred	(222)
Below market contracts(1)	(151)
Other current liabilities	(412)
Long-term debt	(1,687)
Pension and OPB plan liabilities	(613)
Deferred tax liabilities	(248)
Other non-current liabilities	(189)
Total liabilities assumed	(4,077)
Total purchase price	$ 7,742